Eaton Vance
North Carolina Municipal Income Fund
May 31, 2022
Portfolio of Investments (Unaudited)

Corporate Bonds — 0.4%
Security	Principal Amount (000's omitted)	Value
Hospital — 0.4%
Harnett Health System, Inc., 4.25% to 4/1/25 (Put Date), 4/1/32	$715	$ 704,275
Total Corporate Bonds (identified cost $710,000)		$ 704,275

Tax-Exempt Municipal Obligations — 92.8%
Security	Principal Amount (000's omitted)	Value
Education — 6.4%
North Carolina Capital Facilities Finance Agency, (Duke University):
4.00%, 10/1/39	$1,300	$ 1,333,839
5.00%, 10/1/44	2,000	2,163,860
North Carolina Capital Facilities Finance Agency, (High Point University), 5.00%, 5/1/27	300	333,201
University of North Carolina at Chapel Hill, 0.936%, (67% of 1 mo. USD LIBOR + 0.40%), 11/9/22 (Put Date), 12/1/41(1)	750	748,890
University of North Carolina at Charlotte:
4.00%, 10/1/34	770	796,188
4.00%, 10/1/45	250	254,045
University of North Carolina at Greensboro:
4.00%, 4/1/35	1,000	1,047,180
5.00%, 4/1/26	660	695,541
University of North Carolina at Wilmington, 4.00%, 10/1/36	1,500	1,554,465
Western Carolina University, NC:
4.00%, 4/1/45	1,000	1,020,540
5.00%, 10/1/36	1,000	1,104,240
		$ 11,051,989
Electric Utilities — 0.9%
Greenville, NC, Combined Enterprise System Revenue:
4.00%, 5/1/32	$190	$ 209,830
5.00%, 5/1/25	1,190	1,289,080
		$ 1,498,910
Escrowed/Prerefunded — 4.8%
Durham Capital Financing Corp., NC, Prerefunded to 6/1/23, 5.00%, 6/1/38	$1,000	$ 1,034,030
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded (continued)
New Hanover County, NC, (New Hanover Regional Medical Center):
Prerefunded to 10/1/27, 5.00%, 10/1/30	$250	$ 283,405
Prerefunded to 10/1/27, 5.00%, 10/1/36	1,000	1,133,620
North Carolina Medical Care Commission, (United Church Homes and Services), Prerefunded to 9/1/23, 5.00%, 9/1/46	1,000	1,070,150
North Carolina Medical Care Commission, (United Methodist Retirement Homes), Prerefunded to 10/1/23, 5.00%, 10/1/30	635	679,672
North Carolina Medical Care Commission, (WakeMed), Prerefunded to 10/1/22, 5.00%, 10/1/31	2,000	2,024,860
North Carolina State University at Raleigh, Prerefunded to 10/1/23, 5.00%, 10/1/42	1,140	1,189,898
Winston-Salem, NC, Prerefunded to 6/1/24, 5.00%, 6/1/27	750	795,690
		$ 8,211,325
General Obligations — 13.3%
Brunswick County, NC, 4.00%, 8/1/31	$1,000	$ 1,102,340
Charlotte, NC, 5.00%, 6/1/29	1,000	1,174,070
Durham County, NC, 4.00%, 6/1/33	1,785	1,948,595
Durham, NC, 5.00%, 7/1/25(2)	2,785	3,031,139
Forsyth County, NC:
4.00%, 3/1/28	735	791,654
5.00%, 3/1/31	1,000	1,161,650
Greensboro, NC, 5.00%, 2/1/27	650	681,187
North Carolina:
5.00%, 6/1/23	3,260	3,373,220
5.00%, 6/1/30	1,530	1,791,232
Pender County, NC, 5.00%, 3/1/27	1,015	1,117,586
Puerto Rico, 5.625%, 7/1/29	750	829,883
Randolph County, NC, Limited Obligation Bonds:
4.00%, 10/1/38	1,000	1,044,360
4.00%, 10/1/39	500	517,715
Wake County, NC, 5.00%, 4/1/25	1,220	1,321,882
Wilmington, NC, Limited Obligation Bonds:
4.00%, 6/1/35	150	160,467
4.00%, 6/1/37	690	733,794
Winston-Salem, NC, 4.00%, 6/1/29	1,925	2,043,753
		$ 22,824,527
Hospital — 15.9%
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health):
5.00%, 1/15/29	$500	$ 569,345

Eaton Vance
North Carolina Municipal Income Fund
May 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health): (continued)
5.00% to 12/1/28 (Put Date), 1/15/50	$1,500	$ 1,697,715
5.00% to 12/1/31 (Put Date), 1/15/49	1,000	1,158,700
North Carolina Medical Care Commission, (Cape Fear Valley Health System), Prerefunded to 10/1/22, 5.00%, 10/1/32	2,000	2,024,860
North Carolina Medical Care Commission, (CaroMont Health), 4.00%, 2/1/36	1,350	1,392,593
North Carolina Medical Care Commission, (Novant Health Obligated Group), 4.00%, 11/1/49	3,500	3,522,610
North Carolina Medical Care Commission, (Rex Healthcare, Inc.):
4.00%, 7/1/39	1,000	1,022,420
5.00%, 7/1/32	1,000	1,048,440
North Carolina Medical Care Commission, (Vidant Health), Prerefunded to 6/1/25, 5.00%, 6/1/31	2,000	2,167,580
North Carolina Medical Care Commission, (Wake Forest Baptist Obligated Group), 2.20% to 12/1/22 (Put Date), 12/1/48	2,170	2,171,627
Spartanburg Regional Health Services District, Inc., SC, 5.00%, 4/15/28	1,000	1,107,360
University of North Carolina Hospitals at Chapel Hill:
(SPA: TD Bank, N.A.), 0.78%, 2/1/24(3)	1,135	1,135,000
(SPA: TD Bank, N.A.), 0.78%, 2/1/29(3)	8,295	8,295,000
		$ 27,313,250
Housing — 0.3%
North Carolina Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.00%, 7/1/35	$695	$ 582,195
		$ 582,195
Industrial Development Revenue — 0.9%
Columbus County Industrial Facilities & Pollution Control Financing Authority, NC, (International Paper Co.), (AMT), 2.10% to 10/1/24 (Put Date), 3/1/27	$1,500	$ 1,481,925
		$ 1,481,925
Insured - Education — 0.0%(4)
University of North Carolina, (AGC), 5.00%, 10/1/33	$35	$ 35,067
		$ 35,067
Insured - Electric Utilities — 0.8%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,335	$ 1,391,711
		$ 1,391,711
Security	Principal Amount (000's omitted)	Value
Insured - Transportation — 4.5%
Greater Asheville Regional Airport Authority, NC:
(AGM), (AMT), 5.00%, 7/1/27(2)	$750	$ 821,977
(AGM), (AMT), 5.00%, 7/1/28(2)	1,000	1,102,720
(AGM), (AMT), 5.00%, 7/1/29(2)	1,000	1,109,280
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/35	6,500	4,132,245
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	440	472,824
		$ 7,639,046
Lease Revenue/Certificates of Participation — 18.5%
Asheville, NC, 5.00%, 4/1/25	$1,530	$ 1,654,695
Buncombe County, NC:
5.00%, 6/1/29	750	789,712
5.00%, 6/1/31	1,000	1,050,520
Buncombe County, NC, Limited Obligation Bonds:
4.00%, 6/1/34	100	107,495
4.00%, 6/1/35	150	160,467
4.00%, 6/1/36	150	160,283
5.00%, 6/1/31	100	117,668
Cabarrus County, NC, Limited Obligation Bonds:
5.00%, 6/1/28	1,600	1,802,400
5.00%, 6/1/28(2)	1,000	1,150,120
5.00%, 4/1/29	1,000	1,099,900
5.00%, 4/1/30	1,000	1,097,300
Charlotte, NC:
4.00%, 6/1/35	1,000	1,077,390
4.00%, 6/1/39	1,000	1,049,910
Charlotte, NC, (Convention Facility), 4.00%, 6/1/39	875	918,671
Dare County, NC, Limited Obligation Bonds, 4.00%, 6/1/33	200	216,182
Davidson County, NC, Limited Obligation Bonds, 5.00%, 6/1/31	2,010	2,200,468
Durham Capital Financing Corp., NC, 5.00%, 10/1/31	1,170	1,339,802
Johnston County Finance Corp., NC, 4.00%, 4/1/36	1,015	1,072,571
Mooresville, NC, Limited Obligation Bonds:
3.00%, 10/1/38	215	208,946
4.00%, 10/1/31	145	158,341
4.00%, 10/1/32	130	141,622
4.00%, 10/1/33	150	162,462
4.00%, 10/1/34	130	139,534
North Carolina Turnpike Authority, (Monroe Expressway System), 5.00%, 7/1/39	500	585,540
North Carolina, Limited Obligation Bonds:
3.00%, 5/1/34	1,000	998,110

Eaton Vance
North Carolina Municipal Income Fund
May 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
North Carolina, Limited Obligation Bonds: (continued)
4.00%, 5/1/33	$1,000	$ 1,074,390
5.00%, 5/1/26	3,500	3,876,250
5.00%, 5/1/29	2,820	3,180,537
Orange County Public Facilities Co., NC, 4.00%, 10/1/31	400	426,548
Scotland County, NC, Limited Obligation Bonds:
5.00%, 12/1/29	500	556,850
5.00%, 12/1/31	55	60,796
5.00%, 12/1/33	250	274,817
Wake County, NC, Limited Obligation Bonds:
5.00%, 3/1/26	1,000	1,103,450
5.00%, 9/1/35	1,000	1,152,860
Wayne County, NC, Limited Obligation Bonds, 5.00%, 6/1/28	500	563,250
		$ 31,729,857
Other Revenue — 1.3%
Durham County Industrial Facilities & Pollution Control Financing Authority, NC, (Research Triangle Institute):
5.00%, 2/1/24	$1,000	$ 1,048,520
5.00%, 2/1/25	1,035	1,109,737
		$ 2,158,257
Senior Living/Life Care — 5.6%
North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/31	$2,000	$ 2,168,580
North Carolina Medical Care Commission, (EveryAge), 4.00%, 9/1/47	1,000	917,880
North Carolina Medical Care Commission, (Galloway Ridge), 5.00%, 1/1/30	1,310	1,335,597
North Carolina Medical Care Commission, (Pennybyrn at Maryfield), 5.00%, 10/1/40	600	610,176
North Carolina Medical Care Commission, (Plantation Village, Inc.), 4.00%, 1/1/41	1,000	968,070
North Carolina Medical Care Commission, (The Forest at Duke):
4.00%, 9/1/33	355	362,700
4.00%, 9/1/34	370	377,152
4.00%, 9/1/41	1,125	1,115,978
North Carolina Medical Care Commission, (The Pines at Davidson), 5.00%, 1/1/38	1,000	1,055,570
North Carolina Medical Care Commission, (Twin Lakes Community), 5.00%, 1/1/44	595	620,359
		$ 9,532,062
Security	Principal Amount (000's omitted)	Value
Solid Waste — 0.6%
Mecklenburg County, NC, Special Obligation, 5.00%, 1/1/26	$1,000	$ 1,002,290
		$ 1,002,290
Special Tax Revenue — 0.2%
American Samoa Economic Development Authority, 5.00%, 9/1/38(5)	$300	$ 330,465
		$ 330,465
Transportation — 12.0%
Charlotte, NC, (Charlotte Douglas International Airport):
5.00%, 7/1/25(2)	$875	$ 945,525
5.00%, 7/1/27(2)	1,000	1,121,020
(AMT), 4.00%, 7/1/36	630	648,390
(AMT), 4.00%, 7/1/37	1,000	1,024,910
(AMT), 5.00%, 7/1/34	1,150	1,293,347
(AMT), 5.00%, 7/1/42	550	586,531
North Carolina Turnpike Authority, (Triangle Expressway System):
4.00%, 1/1/33	2,000	2,123,420
5.00%, 1/1/40	2,500	2,668,550
5.00%, 1/1/43	500	533,715
North Carolina, Grant Anticipation Revenue Vehicle Bonds, 5.00%, 3/1/34	4,000	4,541,720
Raleigh-Durham Airport Authority, NC:
Series 2017A, (AMT), 5.00%, 5/1/36	2,000	2,142,040
Series 2020A, (AMT), 5.00%, 5/1/36	2,580	2,859,130
		$ 20,488,298
Water and Sewer — 6.8%
Brunswick County, NC, (Water and Wastewater Systems), 5.00%, 4/1/30	$750	$ 802,410
Brunswick County, NC, Enterprise Systems Revenue, 4.00%, 4/1/34	700	749,196
Buncombe County Metropolitan Sewerage District, NC:
5.00%, 7/1/26	305	323,404
5.00%, 7/1/28	540	570,672
Cape Fear Public Utility Authority, NC, Water and Sewer System Revenue, 5.00%, 8/1/29	1,375	1,522,469
Cary, NC, Combined Enterprise System Revenue, 5.00%, 12/1/30	675	766,091
Charlotte, NC, Storm Water Fee Revenue, 3.00%, 12/1/36	400	392,228
Charlotte, NC, Water and Sewer System Revenue, 4.00%, 7/1/36	500	538,235
Durham, NC, Utility System Revenue:
4.00%, 8/1/34	250	273,145

Eaton Vance
North Carolina Municipal Income Fund
May 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Durham, NC, Utility System Revenue: (continued)
5.00%, 8/1/29	$250	$ 293,720
Greensboro, NC, Combined Enterprise System Revenue, Green Bonds, 4.00%, 6/1/30	1,065	1,142,692
High Point, NC, Combined Enterprise System Revenue, 4.00%, 11/1/34	1,000	1,086,810
Lincoln County, NC, Enterprise System Revenue:
3.00%, 8/1/35	250	246,923
3.00%, 8/1/38	200	187,208
3.00%, 8/1/40	160	147,589
Union County, NC, Enterprise Systems Revenue:
5.00%, 6/1/28	750	862,590
5.00%, 6/1/30	835	968,800
5.00%, 6/1/32	725	836,722
		$ 11,710,904
Total Tax-Exempt Municipal Obligations (identified cost $161,694,205)		$158,982,078

Taxable Municipal Obligations — 0.4%
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 0.1%
Wilmington, NC, Limited Obligation Bonds, 2.03%, 6/1/30	$200	$ 177,462
		$ 177,462
Other Revenue — 0.3%
Greensboro, NC, (Coliseum Complex), 2.431%, 4/1/33	$500	$ 442,985
		$ 442,985
Total Taxable Municipal Obligations (identified cost $700,000)		$ 620,447
Total Investments — 93.6% (identified cost $163,104,205)		$160,306,800
Other Assets, Less Liabilities — 6.4%		$ 10,915,569
Net Assets — 100.0%		$171,222,369

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at May 31, 2022.
(2)	When-issued security.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at May 31, 2022.
(4)	Amount is less than 0.05%.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2022, the aggregate value of these securities is $330,465 or 0.2% of the Fund's net assets.
The Fund invests primarily in debt securities issued by North Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At May 31, 2022, 5.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 2.9% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LIBOR	– London Interbank Offered Rate
NPFG	– National Public Finance Guarantee Corp.
SPA	– Standby Bond Purchase Agreement
Currency Abbreviations:
USD	– United States Dollar

Eaton Vance
North Carolina Municipal Income Fund
May 31, 2022
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at May 31, 2022.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At May 31, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 704,275	$ —	$ 704,275
Tax-Exempt Municipal Obligations	—	158,982,078	—	158,982,078
Taxable Municipal Obligations	—	620,447	—	620,447
Total Investments	$ —	$160,306,800	$ —	$160,306,800
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.